Schedule of Investments PIMCO Municipal Income Fund	September 30, 2020 (Unaudited)

(AMOUNTS IN THOUSANDS*, EXCEPT NUMBER OF SHARES, CONTRACTS AND UNITS, IF ANY)
	PRINCIPAL AMOUNT (000s)	MARKET VALUE (000s)
INVESTMENTS IN SECURITIES 173.0% ¤
MUNICIPAL BONDS & NOTES 172.3%
ALABAMA 7.4%
Alabama Federal Aid Highway Financing Authority Revenue Bonds, Series 2016
5.000% due 09/01/2035 (e)	$3,000	$3,681
5.000% due 09/01/2036 (e)	3,000	3,670
Jefferson County, Alabama Sewer Revenue Bonds, Series 2013
0.000% due 10/01/2050 (d)	15,000	14,803
6.500% due 10/01/2053	750	883
Tuscaloosa County, Alabama Industrial Development Authority Revenue Bonds, Series 2019
4.500% due 05/01/2032	500	539
5.250% due 05/01/2044	1,000	1,105
		24,681
ALASKA 0.0%
Alaska Industrial Development & Export Authority Revenue Bonds, Series 2007 6.000% due 12/01/2036 ^(b)	900	45
ARIZONA 2.9%
Arizona Industrial Development Authority Revenue Bonds, Series 2020 7.750% due 07/01/2050	1,100	1,110
Maricopa County, Arizona Industrial Development Authority Revenue Bonds, Series 2019 4.000% due 01/01/2044	3,500	3,966
Phoenix Civic Improvement Corp., Arizona Revenue Bonds, Series 2019
4.000% due 07/01/2049	2,295	2,540
5.000% due 07/01/2044	1,150	1,377
Pima County, Arizona Industrial Development Authority Revenue Bonds, Series 2010 5.250% due 10/01/2040	750	750
		9,743
ARKANSAS 1.1%
Arkansas Development Finance Authority Revenue Bonds, (AMBAC Insured), Series 2006 0.000% due 07/01/2036 (c)	5,500	3,726
CALIFORNIA 12.0%
Bay Area Toll Authority, California Revenue Bonds, Series 2010
5.000% due 10/01/2034	2,875	2,875
5.000% due 10/01/2042	2,255	2,255
Bay Area Toll Authority, California Revenue Bonds, Series 2013 5.250% due 04/01/2053	10,000	11,276
Bay Area Toll Authority, California Revenue Bonds, Series 2014 5.000% due 10/01/2054	3,000	3,569
California County Tobacco Securitization Agency Revenue Bonds, Series 2002
6.000% due 06/01/2035	1,780	1,782
6.125% due 06/01/2038	1,000	1,000
California Municipal Finance Authority Revenue Bonds, Series 2011 7.750% due 04/01/2031	975	1,012
California State General Obligation Bonds, Series 2010 5.250% due 11/01/2040	1,900	1,908
California State General Obligation Bonds, Series 2019 5.000% due 04/01/2045	1,000	1,251
California Statewide Communities Development Authority Revenue Bonds, Series 2011 5.000% due 12/01/2041	1,000	1,057
California Statewide Communities Development Authority Revenue Notes, Series 2011 6.500% due 11/01/2021	185	191
Chula Vista, California Revenue Bonds, Series 2004 5.875% due 02/15/2034	3,000	3,011
Long Beach Bond Finance Authority, California Revenue Bonds, Series 2007 5.500% due 11/15/2030	1,405	1,878
Los Angeles Department of Airports, California Revenue Bonds, Series 2020 4.000% due 05/15/2048	2,000	2,273
M-S-R Energy Authority, California Revenue Bonds, Series 2009 6.125% due 11/01/2029	1,975	2,506
Morongo Band of Mission Indians, California Revenue Bonds, Series 2018 5.000% due 10/01/2042	500	548

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

San Marcos Unified School District, California General Obligation Bonds, Series 2011 5.000% due 08/01/2038	1,600	1,665
		40,057
COLORADO 6.1%
Board of Governors of Colorado State University System Revenue Bonds, Series 2017 4.000% due 03/01/2038 (e)	1,500	1,725
Colorado Health Facilities Authority Revenue Bonds, Series 2018 4.000% due 11/15/2048	10,000	11,159
Colorado Health Facilities Authority Revenue Bonds, Series 2019 4.000% due 08/01/2044	2,000	2,210
Colorado Springs, Colorado Utilities System Revenue Bonds, Series 2020 4.000% due 11/15/2050	2,300	2,756
Colorado State Building Excellent School Certificates of Participation Bonds, Series 2018 4.000% due 03/15/2043	1,015	1,126
Denver Health & Hospital Authority, Colorado Revenue Bonds, Series 2010 5.625% due 12/01/2040	450	454
Public Authority for Colorado Energy Revenue Bonds, Series 2008 6.500% due 11/15/2038	500	792
		20,222
CONNECTICUT 3.1%
Connecticut Special Tax Revenue State Special Tax Bonds, Series 2020 5.000% due 05/01/2035	2,000	2,568
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2011 5.000% due 07/01/2041	5,000	5,177
Connecticut State Health & Educational Facilities Authority Revenue Bonds, Series 2012 5.000% due 07/01/2042	2,500	2,603
		10,348
DISTRICT OF COLUMBIA 0.4%
Metropolitan Washington Airports Authority Dulles Toll Road, District of Columbia Revenue Bonds, Series 2019 4.000% due 10/01/2049	1,250	1,371
FLORIDA 3.5%
Florida Development Finance Corp. Revenue Notes, Series 2011 6.500% due 06/15/2021	100	103
Jacksonville, Florida Revenue Bonds, Series 2020 5.000% due 11/01/2050	2,300	2,748
Miami-Dade County, Florida Transit System Revenue Bonds, Series 2018
4.000% due 07/01/2044	1,000	1,141
4.000% due 07/01/2046	1,000	1,141
Pasco County, Florida Water & Sewer Revenue Bonds, Series 2014 4.000% due 10/01/2044	1,000	1,093
Putnam County Development Authority, Florida Revenue Bonds, Series 2018 5.000% due 03/15/2042	1,000	1,206
St Johns County, Florida Industrial Development Authority Revenue Bonds, Series 2020 4.000% due 08/01/2055	1,400	1,497
Tampa, Florida Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,745
		11,674
GEORGIA 5.2%
Atlanta Development Authority, Georgia Revenue Bonds, Series 2017 6.750% due 01/01/2035	3,200	2,675
Burke County, Georgia Development Authority Revenue Bonds, Series 2017 4.125% due 11/01/2045	2,000	2,222
Main Street Natural Gas, Inc., Georgia Revenue Bonds, Series 2019 5.000% due 05/15/2043	2,000	2,355
Municipal Electric Authority of Georgia Revenue Bonds, Series 2015 5.000% due 07/01/2060	9,000	10,043
		17,295
HAWAII 0.5%
City & County Honolulu, Hawaii Wastewater System Revenue Bonds, Series 2018 4.000% due 07/01/2042	1,485	1,726
ILLINOIS 15.5%
Chicago Board of Education, Illinois General Obligation Bonds, Series 2012 5.000% due 12/01/2042	3,000	3,047
Chicago O'Hare International Airport, Illinois Revenue Bonds, (AGM Insured), Series 2020 4.000% due 01/01/2039 (a)	3,250	3,715
Chicago O'Hare International Airport, Illinois Revenue Bonds, Series 2018 5.000% due 01/01/2048	3,000	3,541
Chicago, Illinois General Obligation Bonds, Series 2003 5.500% due 01/01/2034	1,750	1,842
Chicago, Illinois General Obligation Bonds, Series 2007 5.500% due 01/01/2042	2,400	2,503

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

Chicago, Illinois General Obligation Bonds, Series 2015
5.375% due 01/01/2029	6,700	7,115
5.500% due 01/01/2034	2,300	2,421
Chicago, Illinois Revenue Bonds, Series 2002 5.000% due 01/01/2028	2,000	2,396
Illinois Finance Authority Revenue Bonds, Series 2013 4.000% due 08/15/2042 (e)	3,000	3,115
Illinois Finance Authority Revenue Bonds, Series 2017
5.000% due 02/15/2037	945	843
Illinois State General Obligation Bonds, Series 2018 4.625% due 05/01/2037	2,000	2,036
Illinois State General Obligation Notes, Series 2017 5.000% due 11/01/2027	9,500	10,312
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM Insured), Series 2010 0.000% due 06/15/2045 (c)	6,500	2,717
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, (AGM/CR/NPFGC Insured), Series 2002 0.000% due 12/15/2040 (c)	2,000	1,014
Metropolitan Pier & Exposition Authority, Illinois Revenue Bonds, Series 2012 0.000% due 12/15/2051 (c)	2,500	633
Regional Transportation Authority, Illinois Revenue Bonds, Series 2018 5.000% due 06/01/2038 (e)	3,500	4,265
		51,515
INDIANA 0.5%
Indiana Health & Educational Facilities Financing Authority Revenue Bonds, Series 2006 4.000% due 11/15/2046	1,000	1,118
Vigo County, Indiana Hospital Authority Revenue Bonds, Series 2011 7.500% due 09/01/2022	515	549
		1,667
IOWA 1.0%
Iowa Finance Authority Revenue Bonds, Series 2014
0.000% due 05/15/2056 ^	532	7
5.400% due 11/15/2046 ^	2,710	2,864
Iowa Tobacco Settlement Authority Revenue Bonds, Series 2005 5.600% due 06/01/2034	300	304
		3,175
KANSAS 1.1%
Lenexa, Kansas Tax Allocation Bonds, Series 2007 6.000% due 04/01/2027 ^(b)	737	170
University of Kansas Hospital Authority Revenue Bonds, Series 2015 4.000% due 09/01/2040 (e)	3,085	3,389
		3,559
LOUISIANA 5.6%
East Baton Rouge Sewerage Commission, Louisiana Revenue Bonds, Series 2019 4.000% due 02/01/2045	3,000	3,485
Louisiana Gasoline & Fuels Tax State Revenue Bonds, Series 2017 4.000% due 05/01/2045 (e)	4,000	4,481
Louisiana Local Government Environmental Facilities & Community Development Authority Revenue Bonds, Series 2010
5.875% due 10/01/2040	750	750
6.500% due 11/01/2035	400	401
Louisiana Public Facilities Authority Revenue Bonds, Series 2011 6.500% due 05/15/2037	2,000	2,078
Louisiana Public Facilities Authority Revenue Bonds, Series 2017 5.000% due 05/15/2042	3,750	4,388
Louisiana Public Facilities Authority Revenue Bonds, Series 2020 4.000% due 04/01/2050	750	839
Parish of St James, Louisiana Revenue Bonds, Series 2010 6.350% due 07/01/2040	1,250	1,488
Parish of St John the Baptist, Louisiana Revenue Bonds, Series 2017 2.375% due 06/01/2037	850	862
		18,772
MAINE 0.7%
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2013 5.000% due 07/01/2043	1,000	1,042
Maine Health & Higher Educational Facilities Authority Revenue Bonds, Series 2020 4.000% due 07/01/2050	1,000	1,130
		2,172
MARYLAND 0.2%
Maryland Health & Higher Educational Facilities Authority Revenue Bonds, Series 2010 6.250% due 01/01/2041	650	660

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

MASSACHUSETTS 4.6%
Commonwealth of Massachusetts General Obligation Bonds, Series 2018 4.000% due 05/01/2040	1,000	1,165
Commonwealth of Massachusetts General Obligation Bonds, Series 2019 5.000% due 05/01/2045	3,000	3,774
Massachusetts Development Finance Agency Revenue Bonds, Series 2011 0.000% due 11/15/2056 (c)(f)	103	15
Massachusetts Development Finance Agency Revenue Bonds, Series 2016
4.000% due 10/01/2046 (e)	2,300	2,509
5.000% due 01/01/2047	1,000	1,110
Massachusetts Development Finance Agency Revenue Bonds, Series 2019 5.000% due 09/01/2059	3,000	3,599
Massachusetts School Building Authority Revenue Bonds, Series 2012 5.250% due 02/15/2048 (e)	2,500	3,112
		15,284
MICHIGAN 4.8%
Detroit City School District, Michigan General Obligation Bonds, (AGM/Q-SBLF Insured), Series 2001 6.000% due 05/01/2029	1,525	1,939
Michigan Finance Authority Revenue Bonds, Series 2017
4.000% due 12/01/2036 (e)	3,000	3,413
5.000% due 12/01/2031 (e)	1,200	1,479
5.000% due 12/01/2046 (e)	2,400	2,839
Michigan Finance Authority Revenue Bonds, Series 2019
4.000% due 12/01/2048	2,000	2,245
4.000% due 02/15/2050	1,750	1,948
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2007 6.000% due 06/01/2048	1,500	1,508
Michigan Tobacco Settlement Finance Authority Revenue Bonds, Series 2008 0.000% due 06/01/2058 (c)	15,000	743
		16,114
MINNESOTA 0.5%
Rochester, Minnesota Revenue Bonds, Series 2018 4.000% due 11/15/2048	1,500	1,678
MISSOURI 1.2%
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2018 4.000% due 11/15/2048	3,000	3,319
Health & Educational Facilities Authority of the State of Missouri Revenue Bonds, Series 2019 4.000% due 02/15/2037	510	588
		3,907
NEBRASKA 1.0%
Central Plains Energy Project, Nebraska Revenue Bonds, Series 2017 5.000% due 09/01/2042	2,400	3,312
NEVADA 1.7%
Clark County, Nevada General Obligation Bonds, Series 2018 4.000% due 07/01/2044 (e)	4,200	4,650
Reno, Nevada Revenue Bonds, Series 2018 0.000% due 07/01/2058 (c)	10,500	1,017
		5,667
NEW JERSEY 13.5%
New Jersey Economic Development Authority Revenue Bonds, Series 2016 5.000% due 06/15/2041	2,500	2,762
New Jersey Economic Development Authority Special Assessment Bonds, Series 2002 5.750% due 04/01/2031	16,550	17,311
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2011 6.000% due 07/01/2037	500	522
New Jersey Health Care Facilities Financing Authority Revenue Bonds, Series 2013 5.500% due 07/01/2043	2,000	2,198
New Jersey Transportation Trust Fund Authority Revenue Bonds, (AGM Insured), Series 2006 0.000% due 12/15/2034 (c)	1,500	996
New Jersey Transportation Trust Fund Authority Revenue Bonds, Series 2019
5.000% due 06/15/2044	2,000	2,224
5.250% due 06/15/2043	1,000	1,133
New Jersey Turnpike Authority Revenue Bonds, Series 2017 5.000% due 01/01/2037	3,000	3,630
New Jersey Turnpike Authority Revenue Bonds, Series 2019 5.000% due 01/01/2048	1,500	1,809
South Jersey Port Corp., New Jersey Revenue Bonds, Series 2017 5.000% due 01/01/2049	250	274
Tobacco Settlement Financing Corp., New Jersey Revenue Bonds, Series 2018
5.000% due 06/01/2029	1,000	1,255
5.000% due 06/01/2046	6,000	6,785

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

5.250% due 06/01/2046	3,500	4,135
		45,034
NEW YORK 26.4%
Hudson Yards Infrastructure Corp., New York Revenue Bonds, Series 2011 5.250% due 02/15/2047	15,500	15,757
Metropolitan Transportation Authority, New York Revenue Bonds, (AGM Insured), Series 2019 4.000% due 11/15/2049	4,000	4,302
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2011 5.000% due 11/15/2036	3,000	3,164
Metropolitan Transportation Authority, New York Revenue Bonds, Series 2020 5.250% due 11/15/2055	2,000	2,157
Nassau County, New York Industrial Development Agency Revenue Bonds, Series 2014
2.000% due 01/01/2049 ^(b)	1,137	114
6.700% due 01/01/2049	3,150	2,341
New York City, General Obligation Bonds, Series 2018 5.000% due 12/01/2037	750	916
New York City, New York General Obligation Bonds, Series 2018 5.000% due 04/01/2045 (e)	4,800	5,685
New York City, New York General Obligation Bonds, Series 2019 5.000% due 08/01/2039	1,000	1,228
New York City, New York Transitional Finance Authority Future Tax Secured Revenue Bonds, Series 2020 4.000% due 05/01/2045	1,000	1,147
New York City, New York Water & Sewer System Revenue Bonds, Series 2020 4.000% due 06/15/2050	3,500	4,070
New York Liberty Development Corp. Revenue Bonds, Series 2005 5.250% due 10/01/2035	10,000	13,882
New York Liberty Development Corp. Revenue Bonds, Series 2007 5.500% due 10/01/2037	3,000	4,328
New York Liberty Development Corp. Revenue Bonds, Series 2011
5.000% due 12/15/2041	7,500	7,822
5.000% due 11/15/2044	10,000	10,428
New York Liberty Development Corp. Revenue Bonds, Series 2014 5.000% due 11/15/2044	1,000	1,026
New York Power Authority Revenue Bonds, Series 2020 4.000% due 11/15/2055	3,000	3,463
New York State Dormitory Authority Revenue Bonds, Series 2017 4.000% due 02/15/2047 (e)	3,000	3,313
New York State Thruway Authority Revenue Bonds, (AGM Insured), Series 2019 4.000% due 01/01/2053	460	519
New York State Thruway Authority Revenue Bonds, Series 2019 4.000% due 01/01/2053	575	644
New York State Urban Development Corp. Revenue Bonds, Series 2020 4.000% due 03/15/2039	1,250	1,460
		87,766
OHIO 7.4%
American Municipal Power, Inc., Ohio Revenue Bonds, Series 2017 4.000% due 02/15/2042	1,000	1,134
Buckeye Tobacco Settlement Financing Authority, Ohio Revenue Bonds, Series 2020
0.000% due 06/01/2057 (c)	24,000	3,383
5.000% due 06/01/2055	6,900	7,346
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2017 4.000% due 02/15/2047 (e)	4,000	4,403
Hamilton County, Ohio Revenue Bonds, Series 2012 5.000% due 06/01/2042	1,000	1,080
Ohio State Turnpike Commission Revenue Bonds, Series 2013 5.000% due 02/15/2048	5,000	5,564
Ohio Water Development Authority Water Pollution Control Loan Fund Revenue Bonds, Series 2020 5.000% due 12/01/2050	1,250	1,611
		24,521
OKLAHOMA 0.5%
Oklahoma Development Finance Authority Revenue Bonds, Series 2018 5.500% due 08/15/2057	1,500	1,747
OREGON 0.2%
Medford Hospital Facilities Authority, Oregon Revenue Bonds, Series 2020 4.000% due 08/15/2039	500	577
PENNSYLVANIA 5.9%
Berks County, Pennsylvania Industrial Development Authority Revenue Bonds, Series 2017
4.000% due 11/01/2047	2,500	2,460
4.000% due 11/01/2050	1,000	968
Geisinger Authority, Pennsylvania Revenue Bonds, Series 2020 4.000% due 04/01/2050	2,000	2,260
Pennsylvania Higher Educational Facilities Authority Revenue Bonds, Series 2019 5.000% due 08/15/2049	1,100	1,355
Pennsylvania Turnpike Commission Revenue Bonds, Series 2018 5.000% due 12/01/2043	4,250	5,193

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

Philadelphia Authority for Industrial Development, Pennsylvania Revenue Bonds, Series 2017 5.500% due 12/01/2058	1,000	1,036
Philadelphia Hospitals & Higher Education Facilities Authority, Pennsylvania Revenue Bonds, Series 2012
5.625% due 07/01/2036	5,000	5,297
5.625% due 07/01/2042	1,000	1,055
		19,624
PUERTO RICO 3.5%
Puerto Rico Sales Tax Financing Corp. Sales Tax Revenue Bonds, Series 2018
0.000% due 07/01/2046 (c)	17,255	4,893
4.750% due 07/01/2053	6,485	6,760
		11,653
RHODE ISLAND 0.7%
Tobacco Settlement Financing Corp., Rhode Island Revenue Bonds, Series 2015
5.000% due 06/01/2040	1,205	1,306
5.000% due 06/01/2050	1,000	1,074
		2,380
SOUTH CAROLINA 2.0%
South Carolina Public Service Authority Revenue Bonds, Series 2013
5.125% due 12/01/2043	5,000	5,500
5.500% due 12/01/2053	1,100	1,224
		6,724
TENNESSEE 3.6%
Tennessee Energy Acquisition Corp. Revenue Bonds, Series 2006
5.000% due 02/01/2027	5,000	6,136
5.250% due 09/01/2024	5,000	5,875
		12,011
TEXAS 15.0%
Austin, Texas Electric Utility Revenue Bonds, Series 2019 5.000% due 11/15/2044	1,500	1,926
Clifton Higher Education Finance Corp., Texas Revenue Bonds, Series 2018 6.125% due 08/15/2048	1,000	1,143
Dallas, Texas Civic Center Revenue Bonds, (AGC Insured), Series 2009 5.250% due 08/15/2038	1,200	1,205
Grand Parkway Transportation Corp., Texas Revenue Bonds, Series 2013 5.000% due 04/01/2053	5,500	6,290
Houston, Texas Combined Utility System Revenue Bonds, Series 2019 4.000% due 11/15/2044	5,000	5,913
New Hope Cultural Education Facilities Finance Corp., Texas Revenue Bonds, Series 2017
4.000% due 08/15/2034 (e)	300	343
4.000% due 08/15/2035 (e)	800	910
4.000% due 08/15/2036 (e)	600	680
4.000% due 08/15/2037 (e)	900	1,017
4.000% due 08/15/2040 (e)	900	1,010
North Texas Tollway Authority Revenue Bonds, Series 2011
5.000% due 01/01/2038	2,750	2,775
5.500% due 09/01/2041	600	629
North Texas Tollway Authority Revenue Bonds, Series 2017
4.000% due 01/01/2043	1,500	1,703
5.000% due 01/01/2048	1,250	1,457
San Jacinto College District, Texas General Obligation Bonds, Series 2019 5.000% due 02/15/2044	1,000	1,229
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2016 4.000% due 02/15/2047 (e)	6,400	7,005
Tarrant County, Texas Cultural Education Facilities Finance Corp. Revenue Bonds, Series 2017 6.750% due 11/15/2047	500	521
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2006 5.250% due 12/15/2023	3,500	3,999
Texas Municipal Gas Acquisition & Supply Corp. Revenue Bonds, Series 2008 6.250% due 12/15/2026	5,520	6,513
Texas State University System Revenue Bonds, Series 2018 4.100% due 03/15/2039 (e)	3,200	3,314
Wise County, Texas Revenue Bonds, Series 2011 8.000% due 08/15/2034	500	516
		50,098
UTAH 4.0%
Salt Lake County, Utah Revenue Bonds, (AMBAC Insured), Series 2001 5.125% due 02/15/2033	7,000	8,178
Utah County, Utah Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	4,000	4,562

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

Utah County, Utah Revenue Bonds, Series 2020 4.000% due 05/15/2043	550	644
		13,384
VIRGINIA 2.8%
Fairfax County, Virginia Industrial Development Authority Revenue Bonds, Series 2018 4.000% due 05/15/2048	1,000	1,123
Virginia Commonwealth Transportation Board Revenue Bonds, Series 2018 4.000% due 05/15/2041 (e)	3,850	4,459
Virginia Small Business Financing Authority Revenue Bonds, Series 2020 4.000% due 12/01/2049	3,400	3,841
		9,423
WASHINGTON 0.7%
Washington State Convention Center Public Facilities District Revenue Bonds, Series 2018 5.000% due 07/01/2058	2,000	2,221
WEST VIRGINIA 0.8%
Monongalia County, West Virginia Commission Special District Revenue Bonds, Series 2017 5.500% due 06/01/2037	1,000	1,032
West Virginia Economic Development Authority Revenue Bonds, Series 2017 4.000% due 06/15/2040 (e)	1,500	1,695
		2,727
WISCONSIN 4.7%
Public Finance Authority, Wisconsin Revenue Bonds, Series 2017 7.000% due 01/01/2050	2,500	2,312
Public Finance Authority, Wisconsin Revenue Bonds, Series 2018
6.375% due 01/01/2048	3,000	2,439
7.000% due 07/01/2048	750	803
Public Finance Authority, Wisconsin Revenue Bonds, Series 2020 0.000% due 01/01/2060 (c)	7,500	467
Public Finance Authority, Wisconsin Revenue Notes, Series 2017 6.250% due 08/01/2027	1,000	862
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2016 4.000% due 11/15/2046	2,500	2,772
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2017 4.000% due 08/15/2042 (e)	2,000	2,232
Wisconsin Health & Educational Facilities Authority Revenue Bonds, Series 2018 5.000% due 04/01/2044	3,000	3,621
		15,508
Total Municipal Bonds & Notes (Cost $525,032)		573,768
SHORT-TERM INSTRUMENTS 0.7%
REPURCHASE AGREEMENTS (g) 0.7%		2,480
Total Short-Term Instruments (Cost $2,480)		2,480
Total Investments in Securities (Cost $527,512)		576,248
Total Investments 173.0% (Cost $527,512)		$576,248
Auction Rate Preferred Shares (50.0)%		(166,700)
Variable Rate MuniFund Term Preferred Shares, at liquidation value (7.1)%		(23,274)
Other Assets and Liabilities, net (15.9)%		(53,092)
Net Assets Applicable to Common Shareholders 100.0%		$333,182

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

NOTES TO SCHEDULE OF INVESTMENTS:

* A zero balance may reflect actual amounts rounding to less than one thousand.

	¤

The geographical classification of foreign (non-U.S.) securities in this report, if any, are classified by the country of incorporation of a holding. In certain instances, a security's country of incorporation may be different from its country of economic exposure.

	^						Security is in default.
	(a)						When-issued security.
	(b)						Security is not accruing income as of the date of this report.
	(c)						Zero coupon security.
	(d)						Security becomes interest bearing at a future date.
	(e)

Represents an underlying municipal bond transferred to a tender option bond trust established in a tender option bond transaction in which the Fund sold, or caused the sale of, the underlying municipal bond and purchased the residual interest certificate. The security serves as collateral in a financing transaction.

	(f)						RESTRICTED SECURITIES:
Issuer Description	Coupon			Maturity Date	Acquisition Date	Cost	Market Value	Market Value as Percentage of Net Assets Applicable to Common Shareholders
Massachusetts Development Finance Agency Revenue Bonds, Series 2011	0.000%			11/15/2056	07/20/2007	$4	$15	0.00%
BORROWINGS AND OTHER FINANCING TRANSACTIONS
	(g)						REPURCHASE AGREEMENTS:
Counterparty	Lending Rate	Settlement Date	Maturity Date	Principal Amount	Collateralized By	Collateral (Received)	Repurchase Agreements, at Value	Repurchase Agreement Proceeds to be Received
FICC	0.000%	09/30/2020	10/01/2020	$2,480	U.S. Treasury Bills 0.000% due 09/09/2021	$(2,530)	$2,480	$2,480
Total Repurchase Agreements						$(2,530)	$2,480	$2,480
FAIR VALUE MEASUREMENTS
The following is a summary of the fair valuations according to the inputs used as of September 30, 2020 in valuing the Fund's assets and liabilities:

Category and Subcategory				Level 1	Level 2	Level 3	Fair Value at 09/30/2020
Investments in Securities, at Value
Municipal Bonds & Notes
	Alabama			$0	$24,681	$0	$24,681
	Alaska			0	45	0	45
	Arizona			0	9,743	0	9,743
	Arkansas			0	3,726	0	3,726
	California			0	40,057	0	40,057
	Colorado			0	20,222	0	20,222
	Connecticut			0	10,348	0	10,348
	District of Columbia			0	1,371	0	1,371
	Florida			0	11,674	0	11,674
	Georgia			0	17,295	0	17,295
	Hawaii			0	1,726	0	1,726
	Illinois			0	51,515	0	51,515
	Indiana			0	1,667	0	1,667
	Iowa			0	3,175	0	3,175
	Kansas			0	3,559	0	3,559
	Louisiana			0	18,772	0	18,772
	Maine			0	2,172	0	2,172
	Maryland			0	660	0	660
	Massachusetts			0	15,284	0	15,284
	Michigan			0	16,114	0	16,114
	Minnesota			0	1,678	0	1,678
	Missouri			0	3,907	0	3,907
	Nebraska			0	3,312	0	3,312
	Nevada			0	5,667	0	5,667
	New Jersey			0	45,034	0	45,034
	New York			0	87,766	0	87,766
	Ohio			0	24,521	0	24,521
	Oklahoma			0	1,747	0	1,747
	Oregon			0	577	0	577
	Pennsylvania			0	19,624	0	19,624
	Puerto Rico			0	11,653	0	11,653
	Rhode Island			0	2,380	0	2,380

Schedule of Investments PIMCO Municipal Income Fund (Cont.)	September 30, 2020 (Unaudited)

South Carolina	0	6,724	0	6,724
Tennessee	0	12,011	0	12,011
Texas	0	50,098	0	50,098
Utah	0	13,384	0	13,384
Virginia	0	9,423	0	9,423
Washington	0	2,221	0	2,221
West Virginia	0	2,727	0	2,727
Wisconsin	0	15,508	0	15,508
Short-Term Instruments
Repurchase Agreements	0	2,480	0	2,480
Total Investments	$0	$576,248	$0	$576,248

There were no significant transfers into or out of Level 3 during the period ended September 30, 2020.

Notes to Financial Statements

1. INVESTMENT VALUATION AND FAIR VALUE MEASUREMENTS

(a) Investment Valuation Policies The net asset value (“NAV”) of the Fund's shares is determined by dividing the total value of portfolio investments and other assets attributable to the Fund, less any liabilities by the total number of shares outstanding of the Fund.

On each day that the New York Stock Exchange (“NYSE”) is open, Fund shares are ordinarily valued as of the close of regular trading (normally 4:00 p.m., Eastern time) (“NYSE Close”). Information that becomes known to the Fund or its agents after the time as of which NAV has been calculated on a particular day will not generally be used to retroactively adjust the price of a security or the NAV determined earlier that day. If regular trading on the NYSE closes earlier than scheduled, the Fund reserves the right to either (i) calculate its NAV as of the earlier closing time or (ii) calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day. The Fund generally does not calculate its NAV on days during which the NYSE is closed. However, if the NYSE is closed on a day it would normally be open for business, the Fund reserves the right to calculate its NAV as of the normally scheduled close of regular trading on the NYSE for that day or such other time that the Fund may determine.

For purposes of calculating a NAV, portfolio securities and other assets for which market quotes are readily available are valued at market value. Market value is generally determined on the basis of official closing prices or the last reported sales prices, or if no sales are reported, based on quotes obtained from established market makers or prices (including evaluated prices) supplied by the Fund's approved pricing services, quotation reporting systems and other third-party sources (together, “Pricing Services”). The Fund will normally use pricing data for domestic equity securities received shortly after the NYSE Close and does not normally take into account trading, clearances or settlements that take place after the NYSE Close. If market value pricing is used, a foreign (non-U.S.) equity security traded on a foreign exchange or on more than one exchange is typically valued using pricing information from the exchange considered by Pacific Investment Management Company LLC (“PIMCO” or the “Manager”) to be the primary exchange. A foreign (non-U.S.) equity security will be valued as of the close of trading on the foreign exchange, or the NYSE Close, if the NYSE Close occurs before the end of trading on the foreign exchange. Domestic and foreign (non-U.S.) fixed income securities, non-exchange traded derivatives, and equity options are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services using data reflecting the earlier closing of the principal markets for those securities. Prices obtained from Pricing Services may be based on, among other things, information provided by market makers or estimates of market values obtained from yield data relating to investments or securities with similar characteristics. Certain fixed income securities purchased on a delayed-delivery basis are marked to market daily until settlement at the forward settlement date. Exchange-traded options, except equity options, futures and options on futures are valued at the settlement price determined by the relevant exchange. Swap agreements are valued on the basis of bid quotes obtained from brokers and dealers or market-based prices supplied by Pricing Services. The Fund's investments in open-end management investment companies, other than exchange-traded funds, are valued at the NAVs of such investments.

Investments for which market quotes or market based valuations are not readily available are valued at fair value as determined in good faith by the Fund’s Board of Trustees (the “Board”) or persons acting at their direction. The Board has adopted methods for valuing securities and other assets in circumstances where market quotes are not readily available, and has delegated to PIMCO the responsibility for applying the fair valuation methods. In the event that market quotes or market based valuations are not readily available, and the security or asset cannot be valued pursuant to a Board approved valuation method, the value of the security or asset will be determined in good faith by the Board. Market quotes are considered not readily available in circumstances where there is an absence of current or reliable market-based data (e.g., trade information, bid/ask information, indicative market quotations (“Broker Quotes”), Pricing Services’ prices), including where events occur after the close of the relevant market, but prior to the NYSE Close, that materially affect the values of the Fund's securities or assets. In addition, market quotes are considered not readily available when, due to extraordinary circumstances, the exchanges or markets on which the securities trade do not open for trading for the entire day and no other market prices are available. The Board has delegated, to the Manager, the responsibility for monitoring significant events that may materially affect the values of the Fund's securities or assets and for determining whether the value of the applicable securities or assets should be reevaluated in light of such significant events.

When the Fund uses fair valuation to determine the value of a portfolio security or other asset for purposes of calculating its NAV, such investments will not be priced on the basis of quotes from the primary market in which they are traded, but rather may be priced by another method that the Board or persons acting at their direction believe reflects fair value. Fair valuation may require subjective determinations about the value of a security. While the Fund’s policy is intended to result in a calculation of the Fund’s NAV that fairly reflects security values as of the time of pricing, the Fund cannot ensure that fair values determined by the Board or persons acting at their direction would accurately reflect the price that the Fund could obtain for a security if it were to dispose of that security as of the time of pricing (for instance, in a forced or distressed sale). The prices used by the Fund may differ from the value that would be realized if the securities were sold.

(b) Fair Value Hierarchy U.S. GAAP describes fair value as the price that the Fund would receive to sell an asset or pay to transfer a liability in an orderly transaction between market participants at the measurement date. It establishes a fair value hierarchy that prioritizes inputs to valuation methods and requires disclosure of the fair value hierarchy, separately for each major category of assets and liabilities, that segregates fair value measurements into levels (Level 1, 2, or 3). The inputs or methodology used for valuing securities are not necessarily an indication of the risks associated with investing in those securities. Levels 1, 2, and 3 of the fair value hierarchy are defined as follows:

• Level 1 — Quoted prices in active markets or exchanges for identical assets and liabilities.

• Level 2 — Significant other observable inputs, which may include, but are not limited to, quoted prices for similar assets or liabilities in markets that are active, quoted prices for identical or similar assets or liabilities in markets that are not active, inputs other than quoted prices that are observable for the assets or liabilities (such as interest rates, yield curves, volatilities, prepayment speeds, loss severities, credit risks and default rates) or other market corroborated inputs.

• Level 3 — Significant unobservable inputs based on the best information available in the circumstances, to the extent observable inputs are not available, which may include assumptions made by the Board or persons acting at their direction that are used in determining the fair value of investments.

In accordance with the requirements of U.S. GAAP, the amounts of transfers into and out of Level 3, if material, are disclosed in the Notes to Schedule of Investments for the Fund.

For fair valuations using significant unobservable inputs, U.S. GAAP requires a reconciliation of the beginning to ending balances for reported fair values that presents changes attributable to realized gain (loss), unrealized appreciation (depreciation), purchases and sales, accrued discounts (premiums), and transfers into and out of the Level 3 category during the period. The end of period value is used for the transfers between Levels of the Fund's assets and liabilities. Additionally, U.S. GAAP requires quantitative information regarding the significant unobservable inputs used in the determination of fair value of assets or liabilities categorized as Level 3 in the fair value hierarchy. In accordance with the

Notes to Financial Statements (Cont.)

requirements of U.S. GAAP, a fair value hierarchy, and if material, a Level 3 reconciliation and details of significant unobservable inputs, have been included in the Notes to Schedule of Investments for the Fund.

(c) Valuation Techniques and the Fair Value Hierarchy

Level 1 and Level 2 trading assets and trading liabilities, at fair value The valuation methods (or “techniques”) and significant inputs used in determining the fair values of portfolio securities or other assets and liabilities categorized as Level 1 and Level 2 of the fair value hierarchy are as follows:

Fixed income securities including corporate, convertible and municipal bonds and notes, U.S. government agencies, U.S. treasury obligations, sovereign issues, bank loans, convertible preferred securities and non-U.S. bonds are normally valued on the basis of quotes obtained from brokers and dealers or Pricing Services that use broker-dealer quotations, reported trades or valuation estimates from their internal pricing models. The Pricing Services' internal models use inputs that are observable such as issuer details, interest rates, yield curves, prepayment speeds, credit risks/spreads, default rates and quoted prices for similar assets. Securities that use similar valuation techniques and inputs as described above are categorized as Level 2 of the fair value hierarchy.

Fixed income securities purchased on a delayed-delivery basis or as a repurchase commitment in a sale-buyback transaction are marked to market daily until settlement at the forward settlement date and are categorized as Level 2 of the fair value hierarchy.

Level 3 trading assets and trading liabilities, at fair value When a fair valuation method is applied by PIMCO that uses significant unobservable inputs, investments will be priced by a method that the Board or persons acting at their direction believe reflects fair value and are categorized as Level 3 of the fair value hierarchy.

Short-term debt instruments (such as commercial paper) having a remaining maturity of 60 days or less may be valued at amortized cost, so long as the amortized cost value of such short-term debt instruments is approximately the same as the fair value of the instrument as determined without the use of amortized cost valuation. These securities are categorized as Level 2 or Level 3 of the fair value hierarchy depending on the source of the base price.

2. FEDERAL INCOME TAX MATTERS

The Fund intends to qualify as a regulated investment company under Subchapter M of the Internal Revenue Code (the “Code”) and distribute all of its taxable income and net realized gains, if applicable, to shareholders. Accordingly, no provision for Federal income taxes has been made.

The Fund may be subject to local withholding taxes, including those imposed on realized capital gains. Any applicable foreign capital gains tax is accrued daily based upon net unrealized gains, and may be payable following the sale of any applicable investments.

In accordance with U.S. GAAP, the Manager has reviewed the Fund's tax positions for all open tax years. As of September 30, 2020, the Fund has recorded no liability for net unrecognized tax benefits relating to uncertain income tax positions it has taken or expects to take in future tax returns.

The Fund files U.S. federal, state, and local tax returns as required. The Fund's tax returns are subject to examination by relevant tax authorities until expiration of the applicable statute of limitations, which is generally three years after the filing of the tax return but which can be extended to six years in certain circumstances. Tax returns for open years have incorporated no uncertain tax positions that require a provision for income taxes.

Glossary: (abbreviations that may be used in the preceding statements)					(Unaudited)

Counterparty Abbreviations:
FICC	Fixed Income Clearing Corporation

Currency Abbreviations:
USD (or $)	United States Dollar

Municipal Bond or Agency Abbreviations:
AGC	Assured Guaranty Corp.	AMBAC	American Municipal Bond Assurance Corp.	NPFGC	National Public Finance Guarantee Corp.
AGM	Assured Guaranty Municipal	CR	Custodial Receipts	Q-SBLF	Qualified School Bond Loan Fund

Other Abbreviations:
TBA	To-Be-Announced